UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 2200 South Utica Place
         Suite 150
         Tulsa, OK 74114
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     October 29, 2012
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     104
Form 13F Information Table Value Total:     $296,919

                                            (Thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                        -----------------  ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER          SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C) MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- -- ------------ ------------ ------------
3DICON CORP NEW        COMMON   88579F201          7,849       78,489    X                        78,489            0            0
3M CO                  COMMON   88579Y101        425,132        4,600    X                         4,600            0            0
A T & T INC (NEW)      COMMON   00206R102      7,335,096      194,565    X                       194,245          320            0
AAON INC               COMMON   000360206     18,080,126      918,239    X                       918,239            0            0
ABB LTD ADR            COMMON   000375204      7,035,137      376,211    X                       375,491          720            0
ABBOTT LABS            COMMON   002824100      1,147,043       16,730    X                        16,730            0            0
ALTRIA GROUP INC       COMMON   02209S103        516,997       15,484    X                        15,484            0            0
AMAZON COM INC         COMMON   023135106      4,050,809       15,928    X                        15,898           30            0
ANALOG DEVICES INC     COMMON   032654105      4,370,681      111,568    X                       111,358          210            0
ANNALY MTG MGMT INC    COMMON   035710409      4,862,617      288,754    X                       283,384        5,370            0
APACHE CORP            COMMON   037411105        404,247        4,675    X                         4,675            0            0
APPLE COMPUTER INC     COMMON   037833100     13,789,811       20,671    X                        20,651           20            0
APPLIED MATLS INC      COMMON   038222105      6,248,744      559,673    X                       558,473        1,200            0
B P PLC ADR            COMMON   055622104        245,815        5,803    X                         5,803            0            0
BAXTER INTL INC        COMMON   071813109      5,068,107       84,090    X                        83,910          180            0
BERKSHIRE HATHAWAY IN  COMMON   084670108      1,459,700           11    X                            11            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670702        326,340        3,700    X                         3,700            0            0
BEST BUY INC           COMMON   086516101        172,000       10,000    X                        10,000            0            0
BHP BILLITON ADR       COMMON   088606108      6,768,047       98,645    X                        98,435          210            0
BIOMED REALTY TRUST I  COMMON   09063H107      2,909,837      155,440    X                       151,910        3,530            0
BLACKROCK INC          COMMON   09247X101      7,391,198       41,454    X                        41,384           70            0
BONANZA ROYALTIES, LL  COMMON   02636P995            883       15,800    X                        15,800            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108        253,530        7,512    X                         7,512            0            0
BROADCOM CORP          COMMON   111320107      4,465,643      129,177    X                       128,957          220            0
CATERPILLAR INC        COMMON   149123101        239,191        2,780    X                         2,780            0            0
CHARLES SCHWAB CORP N  COMMON   808513105        369,487       28,900    X                        28,900            0            0
CHESAPEAKE ENERGY COR  COMMON   165167107      4,190,708      222,083    X                       221,643          440            0
CHEVRONTEXACO CORP     COMMON   166764100      1,120,585        9,614    X                         9,614            0            0
CITIGROUP INC          COMMON   172967424        220,631        6,743    X                         6,743            0            0
CONOCOPHILLIPS         COMMON   20825C104      4,469,147       78,159    X                        76,929        1,230            0
CVS CORP               COMMON   126650100        293,377        6,059    X                         6,059            0            0
DEEP ROCK OIL & GAS I  COMMON   243778107              5       50,000    X                        50,000            0            0
DISABILITY ACCESS COR  COMMON   25459R103              0       10,000    X                        10,000            0            0
E M C CORP MASS        COMMON   268648102      4,607,539      168,960    X                       168,640          320            0
EATON CORP             COMMON   278058102      5,045,127      106,730    X                       106,520          210            0
ENBRIDGE ENERGY PARTN  COMMON   29250R106        359,757       12,220    X                        12,220            0            0
ENTERPRISE PRODS PART  COMMON   293792107        641,195       11,963    X                        11,963            0            0
ENZYME ENVIRONMENTAL   COMMON   294113105             72      715,000    X                       715,000            0            0
EOG RESOURCES INC      COMMON   26875P101      4,401,884       39,285    X                        39,205           80            0
EXELON CORP            COMMON   30161N101      2,109,306       59,283    X                        58,113        1,170            0
EXXON MOBIL CORP       COMMON   30231G102      2,390,480       26,140    X                        26,140            0            0
FEDEX CORP             COMMON   31428X106      4,181,098       49,410    X                        49,320           90            0
FIFTH THIRD BANCORP    COMMON   316773100        717,494       46,275    X                        46,275            0            0
FIRSTENERGY CORP       COMMON   337932107      3,391,874       76,913    X                        75,223        1,690            0
FORD MTR CO DEL        COMMON   345370860        106,737       10,825    X                        10,825            0            0
FRANCE TELECOM SPONSO  COMMON   35177Q105      1,876,489      153,559    X                       150,409        3,150            0
GANNETT INC DEL        COMMON   364730101      2,818,523      158,790    X                       155,200        3,590            0
GENERAL ELECTRIC       COMMON   369604103     11,761,369      517,894    X                       516,934          960            0
GENERAL MOTORS         COMMON   37045V100      5,105,487      224,417    X                       223,997          420            0
GEOGLOBAL RESOURCES I  COMMON   37249T109          5,705       43,850    X                        43,850            0            0
GOOGLE INC-CL A        COMMON   38259P508      6,811,626        9,028    X                         9,008           20            0
HASBRO INC             COMMON   418056107      2,441,797       63,980    X                        62,550        1,430            0
I B M                  COMMON   459200101        309,515        1,492    X                         1,492            0            0
INTEL CORP             COMMON   458140100      5,319,336      234,797    X                       234,427          370            0
J P MORGAN CHASE & CO  COMMON   46625H100        562,267       13,890    X                        13,890            0            0
JOHNSON & JOHNSON      COMMON   478160104      5,400,578       78,371    X                        78,241          130            0
KINDER MORGAN ENERGY   COMMON   494550106        223,823        2,713    X                         2,713            0            0
KRAFT FOODS INC CL A   COMMON   50075N104        218,948        5,295    X                         5,295            0            0
LOCKHEED MARTIN CORP   COMMON   539830109        336,168        3,600    X                         3,600            0            0
MACROSOLVE INC         COMMON   55610Q108            900       20,000    X                        20,000            0            0
MAGELLAN MIDSTREAM PA  COMMON   559080106        284,245        6,500    X                         6,500            0            0
MICROSOFT              COMMON   594918104      7,364,250      247,455    X                       247,005          450            0
NATIONAL GRID PLC SPO  COMMON   636274300      2,503,379       45,220    X                        44,180        1,040            0
NATIONAL OILWELL VARC  COMMON   637071101      5,660,179       70,655    X                        70,575           80            0
NOKIA CORP ADR SPONSO  COMMON   654902204      2,055,819      798,376    X                       796,366        2,010            0
NUCOR CORP             COMMON   670346105      2,404,832       62,855    X                        61,485        1,370            0
OCCIDENTAL PETE CORP   COMMON   674599105        221,454        2,573    X                         2,573            0            0
ONEOK INC NEW          COMMON   682680103        526,482       10,898    X                        10,898            0            0
ONEOK PARTNERS L P     COMMON   68268N103      1,024,833       17,224    X                        17,224            0            0
PARKER DRILLING CO     COMMON   701081101        190,350       45,000    X                        45,000            0            0
PAYCHEX INC            COMMON   704326107      3,204,477       96,259    X                        94,209        2,050            0
PEPSICO INC            COMMON   713448108      8,390,124      118,555    X                       118,385          170            0
PFIZER INC             COMMON   717081103      4,035,983      162,414    X                       159,064        3,350            0
PHILIP MORRIS INTL IN  COMMON   718172109        602,598        6,700    X                         6,700            0            0
PHILLIPS 66            COMMON   718546104        614,959       13,262    X                        13,262            0            0
POTASH CORP SASK INC   COMMON   73755L107      4,148,535       95,544    X                        95,354          190            0
PROCTER & GAMBLE COMP  COMMON   742718109      5,588,060       80,566    X                        80,446          120            0
PUBLIC STORAGE INC     COMMON   74460D109        299,911        2,155    X                         2,155            0            0
QUALCOMM INC           COMMON   747525103      7,320,976      117,192    X                       117,072          120            0
RANGE RES LTD SHS      COMMON   Q80288105          1,948       25,000    X                        25,000            0            0
REGENCY CTRS CORP      COMMON   758849103      2,651,441       54,411    X                        53,221        1,190            0
RESOLUTE ENERGY CORP   COMMON   76116A108        168,530       19,000    X                        19,000            0            0
REX ENERGY CORPORATIO  COMMON   761565100        188,365       14,115    X                        14,115            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259107        239,639        3,361    X                         3,361            0            0
ROYAL SPRING WATER IN  COMMON   78069M105              0       11,000    X                        11,000            0            0
SCHLUMBERGER           COMMON   806857108        431,093        5,960    X                         5,960            0            0
SILICON GRAPHICS INTE  COMMON   784185209              0       10,205    X                        10,205            0            0
STAPLES INC            COMMON   855030102      3,813,366      331,021    X                       330,371          650            0
SUNCOR ENERGY INC      COMMON   867224107      4,871,355      148,291    X                       148,021          270            0
TE CONNECTIVITY LTD R  COMMON   H84989104      3,984,648      117,161    X                       116,921          240            0
TOTAL FINA ELF S A AD  COMMON   89151E109      3,802,089       75,890    X                        74,330        1,560            0
TRANSOCEAN LTD         COMMON   H8817H100      3,884,478       86,533    X                        86,333          200            0
UNILIFE CORP NEW       COMMON   90478E103        109,200       35,000    X                        35,000            0            0
VERIZON COMMUNICATION  COMMON   92343V104        784,388       17,213    X                        17,213            0            0
VISA INC CL A          COMMON   92826C839      4,595,258       34,221    X                        34,171           50            0
VODAFONE GROUP INC     COMMON   92857W209      9,724,004      341,193    X                       340,593          600            0
WAL MART STORES INC    COMMON   931142103        295,717        4,007    X                         4,007            0            0
WASTE MGMT INC DEL     COMMON   94106L109      2,340,273       72,951    X                        71,381        1,570            0
WELLS FARGO & CO NEW   COMMON   949746101     11,779,368      341,134    X                       340,644          490            0
WEYERHAEUSER CO        COMMON   962166104        283,358       10,840    X                        10,840            0            0
WILLIAMS CLAYTON ENER  COMMON   969490101      1,204,730       23,217    X                        23,217            0            0
WILLIAMS COS INC       COMMON   969457100        323,283        9,245    X                         9,245            0            0
WILLIAMS PARTNERS L P  COMMON   96950F104        558,009       10,205    X                        10,205            0            0
YUM BRANDS INC         COMMON   988498101      5,059,491       76,266    X                        76,146          120            0
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